26. Share-Based Payment (Details - Unvested activity) - shares	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of other equity instruments outstanding [Roll Forward]
Vested	2,900
Unvested Stock Option [Member]
Number of other equity instruments outstanding [Roll Forward]
Beginning balance		109,600	94,687	62,031
Granted			313,000	125,500
Vested		(99,249)	(266,837)	(92,844)
Cancelled		(7,500)	(31,250)
Ending balance		2,851	109,600	94,687